Schedule of Net Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net loss	$ (5,326,933)	$ (15,674,671)	$ (49,409,632)	$ (15,083,041)
Basic weighted average number of common shares in issue	69,258,402	47,435,503	54,441,190	30,877,804
Diluted weighted average number of common shares in issue	69,258,402	47,435,503	54,441,190	30,877,804
Basic loss per share	$ (0.08)	$ (0.33)	$ (0.91)	$ (0.49)
Diluted loss per share	$ (0.08)	$ (0.33)	$ (0.91)	$ (0.49)
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Net loss			$ (10,618,687)	$ (20,824,039)
Basic weighted average number of common shares in issue			62,258,734	53,850,285
Diluted weighted average number of common shares in issue			62,258,734	53,850,285
Basic loss per share			$ (0.17)	$ (0.39)
Diluted loss per share			$ (0.17)	$ (0.39)